Stock Deposits (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Notes to Financial Statements
Stock deposits reclassified as common stock and stock warrants		$ 147,050	$ 147,050
Stock issued in exchange for deposits			14,690